Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	DAVIS FUNDAMENTAL ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001670310
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2025
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Davis Select U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Davis Select U.S. Equity ETF Summary | Ticker: DUSA
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth and capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not take into account brokerage commissions that you may pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks issued by large companies with market capitalizations of at least $10 billion. Under normal market conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities issued by U.S. companies. The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund’s portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. The Fund may invest a portion of its assets in financial services companies. The Fund may also invest in mid- and small-capitalization companies, which the Fund considers to be those companies with less than $10 billion in market capitalization. The Fund may invest up to 20% of net assets in non-U.S. companies. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in Davis Select U.S. Equity ETF
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.davisetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest 19.23% (quarter ended June 30, 2020) Lowest -24.54% (quarter ended March 31, 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Davis Select U.S. Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
Davis Select U.S. Equity ETF | Stock Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Select U.S. Equity ETF | Common Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible and debt securities.

Davis Select U.S. Equity ETF | Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.

Davis Select U.S. Equity ETF | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.

Davis Select U.S. Equity ETF | Focused Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.

Davis Select U.S. Equity ETF | Financial Services Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Davis Select U.S. Equity ETF | Foreign Country Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Select U.S. Equity ETF | Headline Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company’s stock may never recover or may become worthless.

Davis Select U.S. Equity ETF | Large-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Select U.S. Equity ETF | Manager Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Select U.S. Equity ETF | Authorized Participant Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Davis Select U.S. Equity ETF | Cybersecurity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Davis Select U.S. Equity ETF | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount or a premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Select U.S. Equity ETF | Fees and Expenses Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Select U.S. Equity ETF | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.

Davis Select U.S. Equity ETF | Mid- and Small-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Select U.S. Equity ETF | Shareholder Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may reduce the Fund’s liquidity, may increase the Fund’s transactions and transaction costs, may result in substantial capital gains distributions for shareholders, and may increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.

Davis Select U.S. Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Davis Select U.S. Equity ETF | S&P 500 Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.51%
Since Inception	rr_AverageAnnualReturnSinceInception	14.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select U.S. Equity ETF | Davis Select U.S. Equity ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DUSA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Annual Return 2018	rr_AnnualReturn2018	(11.58%)
Annual Return 2019	rr_AnnualReturn2019	30.39%
Annual Return 2020	rr_AnnualReturn2020	14.12%
Annual Return 2021	rr_AnnualReturn2021	17.66%
Annual Return 2022	rr_AnnualReturn2022	(19.30%)
Annual Return 2023	rr_AnnualReturn2023	33.66%
Annual Return 2024	rr_AnnualReturn2024	20.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.54%)
1 Year	rr_AverageAnnualReturnYear01	20.48%
5 Years	rr_AverageAnnualReturnYear05	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select U.S. Equity ETF | Davis Select U.S. Equity ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.24%
5 Years	rr_AverageAnnualReturnYear05	11.40%
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select U.S. Equity ETF | Davis Select U.S. Equity ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	9.33%
Since Inception	rr_AverageAnnualReturnSinceInception	9.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select International ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Davis Select International ETF Summary | Ticker: DINT
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not take into account brokerage commissions that you may pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks (including indirect holdings of common stock through Depositary Receipts, as defined below) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (1) organized or located outside of the U.S.; (2) whose primary trading market is located outside the U.S.; or (3) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions, the Fund will invest in issuers representing at least three different countries. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions or for other purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in Davis Select International ETF
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the MSCI ACWI (All Country World Index) Ex. USA, a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.davisetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest 22.38% (quarter ended June 30, 2020) Lowest -21.52% (quarter ended March 31, 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Davis Select International ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
Davis Select International ETF | Stock Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Select International ETF | Common Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible and debt securities.

Davis Select International ETF | Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.

Davis Select International ETF | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.

Davis Select International ETF | Foreign Country Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Select International ETF | Headline Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company’s stock may never recover or may become worthless.

Davis Select International ETF | Large-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Select International ETF | Manager Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Select International ETF | Authorized Participant Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Davis Select International ETF | Cybersecurity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Davis Select International ETF | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount or a premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Select International ETF | Fees and Expenses Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Select International ETF | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.

Davis Select International ETF | Mid- and Small-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Select International ETF | Shareholder Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may reduce the Fund’s liquidity, may increase the Fund’s transactions and transaction costs, may result in substantial capital gains distributions for shareholders, and may increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.

Davis Select International ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Davis Select International ETF | Exposure to Industry or Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exposure to Industry or Sector Risk. Subject to the Fund’s investment limitations, the Fund may have significant exposure to a particular industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the industry or sector, and thus its net asset value may be more volatile than a fund without such levels of exposure. For example, if the Fund has significant exposure in a particular industry, then economic, regulatory, or other issues that negatively affect that industry may have a greater impact on the Fund than on a fund that is more diversified.

Davis Select International ETF | China Risk – Generally
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

China Risk – Generally. Investment in Chinese securities may subject the Fund to risks that are specific to China. China may be subject to significant amounts of instability, including, but not limited to, economic, political, and social instability. China’s economy may differ from the U.S. economy in certain respects, including, but not limited to, general development, level of government involvement, wealth distribution, and structure.

The Fund may invest in securities issued by variable interest entities (“VIEs”), which are subject to the investment risks associated with the underlying Chinese operating company. A VIE enters into service contracts and other contracts with the Chinese operating company, which provide the VIE with exposure to the company. Although the VIE has no equity ownership of the Chinese operating company, the contractual arrangements permit the VIE to consolidate the Chinese operating company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

Davis Select International ETF | Foreign Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because certain foreign holdings of the Fund may trade in a market that is closed when the market in which the Fund’s shares are listed is open, there may be changes between the last quote of the foreign holding from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Davis Select International ETF | Emerging Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.

Davis Select International ETF | MSCI ACWI (All Country World Index) Ex. USA reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
Davis Select International ETF | Davis Select International ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DINT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2019	rr_AnnualReturn2019	29.03%
Annual Return 2020	rr_AnnualReturn2020	3.31%
Annual Return 2021	rr_AnnualReturn2021	(15.04%)
Annual Return 2022	rr_AnnualReturn2022	(8.55%)
Annual Return 2023	rr_AnnualReturn2023	6.53%
Annual Return 2024	rr_AnnualReturn2024	20.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.52%)
1 Year	rr_AverageAnnualReturnYear01	20.91%
5 Years	rr_AverageAnnualReturnYear05	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
Davis Select International ETF | Davis Select International ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.38%
5 Years	rr_AverageAnnualReturnYear05	4.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
Davis Select International ETF | Davis Select International ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.97%
5 Years	rr_AverageAnnualReturnYear05	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
Davis Select Worldwide ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Davis Select Worldwide ETF Summary | Ticker: DWLD
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not take into account brokerage commissions that you may pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks (including indirect holdings of common stock through Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (1) organized or located outside of the U.S.; (2) whose primary trading market is located outside the U.S.; or (3) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions, the Fund will invest in issuers representing at least three different countries. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions or for other purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in Davis Select Worldwide ETF
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.davisetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest 22.31% (quarter ended June 30, 2020) Lowest -23.04% (quarter ended March 31, 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Davis Select Worldwide ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
Davis Select Worldwide ETF | Stock Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Select Worldwide ETF | Common Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible and debt securities.

Davis Select Worldwide ETF | Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.

Davis Select Worldwide ETF | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.

Davis Select Worldwide ETF | Foreign Country Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Select Worldwide ETF | Headline Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company’s stock may never recover or may become worthless.

Davis Select Worldwide ETF | Large-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Select Worldwide ETF | Manager Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Select Worldwide ETF | Authorized Participant Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Davis Select Worldwide ETF | Cybersecurity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Davis Select Worldwide ETF | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount or a premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Select Worldwide ETF | Fees and Expenses Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Select Worldwide ETF | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.

Davis Select Worldwide ETF | Mid- and Small-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Select Worldwide ETF | Shareholder Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may reduce the Fund’s liquidity, may increase the Fund’s transactions and transaction costs, may result in substantial capital gains distributions for shareholders, and may increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.

Davis Select Worldwide ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Davis Select Worldwide ETF | Exposure to Industry or Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exposure to Industry or Sector Risk. Subject to the Fund’s investment limitations, the Fund may have significant exposure to a particular industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the industry or sector, and thus its net asset value may be more volatile than a fund without such levels of exposure. For example, if the Fund has significant exposure in a particular industry, then economic, regulatory, or other issues that negatively affect that industry may have a greater impact on the Fund than on a fund that is more diversified.

Davis Select Worldwide ETF | China Risk – Generally
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

China Risk – Generally. Investment in Chinese securities may subject the Fund to risks that are specific to China. China may be subject to significant amounts of instability, including, but not limited to, economic, political, and social instability. China’s economy may differ from the U.S. economy in certain respects, including, but not limited to, general development, level of government involvement, wealth distribution, and structure.

The Fund may invest in securities issued by variable interest entities (“VIEs”), which are subject to the investment risks associated with the underlying Chinese operating company. A VIE enters into service contracts and other contracts with the Chinese operating company, which provide the VIE with exposure to the company. Although the VIE has no equity ownership of the Chinese operating company, the contractual arrangements permit the VIE to consolidate the Chinese operating company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.

Davis Select Worldwide ETF | Foreign Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Market Risk. Because certain foreign holdings of the Fund may trade in a market that is closed when the market in which the Fund’s shares are listed is open, there may be changes between the last quote of the foreign holding from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Davis Select Worldwide ETF | Emerging Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.

Davis Select Worldwide ETF | MSCI ACWI (All Country World Index) reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.49%
5 Years	rr_AverageAnnualReturnYear05	10.05%
Since Inception	rr_AverageAnnualReturnSinceInception	10.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select Worldwide ETF | Davis Select Worldwide ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWLD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2018	rr_AnnualReturn2018	(22.10%)
Annual Return 2019	rr_AnnualReturn2019	30.70%
Annual Return 2020	rr_AnnualReturn2020	23.29%
Annual Return 2021	rr_AnnualReturn2021	(4.01%)
Annual Return 2022	rr_AnnualReturn2022	(14.06%)
Annual Return 2023	rr_AnnualReturn2023	20.02%
Annual Return 2024	rr_AnnualReturn2024	24.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.04%)
1 Year	rr_AverageAnnualReturnYear01	24.20%
5 Years	rr_AverageAnnualReturnYear05	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select Worldwide ETF | Davis Select Worldwide ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.92%
5 Years	rr_AverageAnnualReturnYear05	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select Worldwide ETF | Davis Select Worldwide ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select Financial ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Davis Select Financial ETF Summary | Ticker: DFNL
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not take into account brokerage commissions that you may pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest, under normal market conditions, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in securities issued by companies principally engaged in the financial services sector. The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund’s portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. The Fund invests, principally, in common stocks (including indirect holdings of common stock through Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies are classified by GICS based on their principal business activity. Revenue is a key factor in determining a firm’s principal business activity. Companies with their principal business activity in one of the following areas are considered financial services firms: banks, thrifts and mortgage, specialized finance, consumer finance, asset management, custody, investment banking, brokerage, insurance, financial exchanges and data, and mortgage REITs.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions or for other purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in Davis Select Financial ETF
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index, and the S&P 500 Financials Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.davisetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the time period were: Highest 27.23% (quarter ended December 31, 2020) Lowest -34.28% (quarter ended March 31, 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Davis Select Financial ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
Davis Select Financial ETF | Stock Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Davis Select Financial ETF | Common Stock Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible and debt securities.

Davis Select Financial ETF | Market Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.

Davis Select Financial ETF | Exchange-Traded Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.

Davis Select Financial ETF | Focused Portfolio Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.

Davis Select Financial ETF | Financial Services Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.

Davis Select Financial ETF | Foreign Country Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.

Davis Select Financial ETF | Headline Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company’s stock may never recover or may become worthless.

Davis Select Financial ETF | Large-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.

Davis Select Financial ETF | Manager Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Manager Risk. Poor security selection or focus on securities in a particular sector, category or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.

Davis Select Financial ETF | Authorized Participant Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Davis Select Financial ETF | Cybersecurity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Davis Select Financial ETF | Depositary Receipts Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount or a premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.

Davis Select Financial ETF | Fees and Expenses Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.

Davis Select Financial ETF | Foreign Currency Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.

Davis Select Financial ETF | Mid- and Small-Capitalization Companies Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

Davis Select Financial ETF | Shareholder Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may reduce the Fund’s liquidity, may increase the Fund’s transactions and transaction costs, may result in substantial capital gains distributions for shareholders, and may increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.

Davis Select Financial ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Davis Select Financial ETF | Emerging Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.

Davis Select Financial ETF | Credit Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
Davis Select Financial ETF | Interest Rate Sensitivity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Sensitivity Risk. Interest rates may have a powerful influence on the earnings of financial institutions.
Davis Select Financial ETF | S&P 500 Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.51%
Since Inception	rr_AverageAnnualReturnSinceInception	14.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select Financial ETF | S&P 500 Financials Index reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.56%
5 Years	rr_AverageAnnualReturnYear05	11.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select Financial ETF | Davis Select Financial ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DFNL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2018	rr_AnnualReturn2018	(10.80%)
Annual Return 2019	rr_AnnualReturn2019	26.63%
Annual Return 2020	rr_AnnualReturn2020	(5.06%)
Annual Return 2021	rr_AnnualReturn2021	30.84%
Annual Return 2022	rr_AnnualReturn2022	(8.24%)
Annual Return 2023	rr_AnnualReturn2023	14.21%
Annual Return 2024	rr_AnnualReturn2024	28.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.28%)
1 Year	rr_AverageAnnualReturnYear01	28.18%
5 Years	rr_AverageAnnualReturnYear05	10.77%
Since Inception	rr_AverageAnnualReturnSinceInception	10.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select Financial ETF | Davis Select Financial ETF Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.52%
5 Years	rr_AverageAnnualReturnYear05	10.17%
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017
Davis Select Financial ETF | Davis Select Financial ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.15%
5 Years	rr_AverageAnnualReturnYear05	8.46%
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2017

[1]	The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2026. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
[2]	The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.75%. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2026. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
[3]	The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2026. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
[4]	The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2026. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.